Cover	Oct. 14, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On October 14, 2025, BioCryst filed a Current Report on Form 8-K (the “Initial 8-K”) regarding the appointment of Jill C. Milne, Ph.D. to its board of directors (the “Board”), subject to certain conditions specified in the Merger Agreement. On the Closing Date, such conditions were satisfied and Dr. Milne’s appointment to the Board became effective. This Amendment No. 1 to the Initial 8-K is being filed to report that on January 20, 2026, the Board appointed Dr. Milne as a member of its Compensation and Science Committees, effective as of the Closing Date.
Document Period End Date	Oct. 14, 2025
Entity File Number	000-23186
Entity Registrant Name	BioCryst Pharmaceuticals, Inc.
Entity Central Index Key	0000882796
Entity Tax Identification Number	62-1413174
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4505 Emperor Blvd.
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Durham
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27703
City Area Code	(919)
Local Phone Number	859-1302
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	BCRX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false